Investment Strategy - Credit Suisse Commodity Return Strategy Fund	Mar. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The Fund is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return (“BCOM Index”). Total return consists of capital appreciation and income. The Fund intends to invest its assets directly and indirectly in a combination of commodity-linked derivative instruments, including commodity-linked notes, futures, options and swap agreements, and fixed income securities. The Fund gains exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the BCOM Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity.

The Fund may invest up to 25% of its total assets in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Generally, the Subsidiary will invest in commodity-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities. The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments are also expected to earn income for the Subsidiary.

The Fund invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

The Fund expects to engage in active and frequent trading of derivatives.